UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31, 2003

Date of reporting period:  MAY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA INTERNATIONAL FUND - MAY 31, 2003


[LOGO OF USAA]
   USAA(R)

                      USAA INTERNATIONAL Fund

                                 [GRAPHIC OF USAA INTERNATIONAL FUND]

        A n n u a l   R e p o r t

--------------------------------------------------------------------------------
        MAY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                             2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                             5

FINANCIAL INFORMATION

   Distributions to Shareholders                                      13

   Independent Auditors' Report                                       14

   Portfolio of Investments                                           15

   Notes to Portfolio of Investments                                  20

   Financial Statements                                               21

   Notes to Financial Statements                                      24

DIRECTORS' INFORMATION                                                36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                       ... ADHERE TO YOUR ASSET ALLOCATION

[PHOTO OF CHRISTOPHER W. CLAUS]         AND DIVERSIFICATION STRATEGY - AND

                                         WORK WITH SKILLED PROFESSIONALS

                                                 WHO CAN HELP ....

                                                        "
--------------------------------------------------------------------------------

                 Lowest interest rates in decades. New tax cuts. Jobless recovery. Dow breaks 9000.

                 Headlines such as these are designed to grab our attention. But sometimes the hype can make it easy to forget the investing lessons we've learned over the last few years.

                 That's why it's so important to have a plan. It can keep you from making emotional decisions and help you ride out the inevitable ups and downs of the markets. An asset allocation and diversification strategy based on your goals, needs, and appetite for risk should be at the heart of your plan. After all, you don't want to take on more risk than you can tolerate. Do you want to try to get more return on your principal, or do you want to be assured of the return of your principal? It is a classic question of risk versus reward.

                 Investors seem to be trading where there is price momentum rather than on fundamental valuations. This is a rotation of investment styles called "momentum investing" in which people put money into whatever is going up, hoping to make a profit, and then move on to the next opportunity.

                 While stock and bond market performance improved dramatically during the spring, it is important to remember that the markets

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 tend to overreact in the short term, reverting to the mean over the long term. Right now, stock prices are high by historical standards. For prices to stay high, interest rates need to remain low and corporate profits must show consistent strength. In the bond market, investors have been moving from sector to sector, looking for ways to make money. Recently, they piled in, then out of, longer-term Treasuries.

                 A more prudent approach is to adhere to your asset allocation and diversification strategy, and call on our team of skilled professionals who can help you develop and stick to your plan.

                 At USAA, we remain committed to providing you with outstanding resources - a market-tested portfolio management team, world-class service, and pure no-load mutual funds, without excessive fees, sales loads, or contractual plans, and with competitive expense ratios. Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERNATIONAL FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation with current income as a secondary objective.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests at least 80% of the Fund's assets in equity securities of foreign (including emerging market) companies.

--------------------------------------------------------------------------------
                                            5/31/03                5/31/02
--------------------------------------------------------------------------------
  Net Assets                             $347.5 Million         $382.5 Million
  Net Asset Value Per Share                  $16.15                 $17.63

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/03
--------------------------------------------------------------------------------
   1 YEAR                          5 YEARS                        10 YEARS
   -7.68%                           -2.83%                           5.46%


                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA              LIPPER              LIPPER
              INTERNATIONAL      INTERNATIONAL      INTERNATIONAL      MSCI-EAFE
   DATE           FUND            FUNDS INDEX       FUNDS AVERAGE        INDEX
   ----       -------------      -------------      -------------      ---------
 5/31/1993      $10000.00          $10000.00          $10000.00        $10000.00
 6/30/1993        9667.39            9803.22            9804.26          9843.98
 7/31/1993        9884.30           10113.54           10089.00         10188.57
 8/31/1993       10506.15           10783.42           10716.30         10738.58
 9/30/1993       10469.99           10743.11           10650.78         10496.86
10/31/1993       11033.98           11274.17           11133.65         10820.35
11/30/1993       10763.70           10827.14           10728.64          9874.54
12/31/1993       11918.53           11912.70           11729.21         10587.55
 1/31/1994       12621.80           12654.76           12420.98         11482.68
 2/28/1994       12407.12           12349.98           12137.44         11450.87
 3/31/1994       11763.08           11784.94           11602.17         10957.67
 4/30/1994       12051.79           12096.83           11904.25         11422.59
 5/31/1994       12111.01           12078.66           11851.81         11357.01
 6/30/1994       11999.97           11888.20           11698.52         11517.51
 7/31/1994       12291.68           12254.62           12042.62         11628.27
 8/31/1994       12859.23           12678.20           12402.35         11903.57
 9/30/1994       12789.26           12351.04           12086.05         11528.66
10/31/1994       12936.98           12571.52           12326.32         11912.57
11/30/1994       12381.14           11984.88           11758.26         11340.05
12/31/1994       12239.55           11824.98           11650.88         11411.05
 1/31/1995       11405.75           11238.34           11131.55         10972.69
 2/28/1995       11287.76           11235.45           11181.34         10941.20
 3/31/1995       11602.40           11531.00           11531.83         11623.62
 4/30/1995       12090.10           11954.85           11918.52         12060.77
 5/31/1995       12412.60           12072.60           12048.16         11917.00
 6/30/1995       12507.00           12118.43           12079.75         11708.01
 7/31/1995       13149.31           12784.63           12729.46         12436.91
 8/31/1995       12841.30           12568.62           12470.55         11962.48
 9/30/1995       12991.36           12778.83           12692.41         12196.11
10/31/1995       12746.53           12512.77           12451.74         11868.28
11/30/1995       12849.57           12643.43           12596.87         12198.50
12/31/1995       13254.59           13010.11           12961.95         12689.98
 1/31/1996       13691.38           13317.53           13227.08         12742.08
 2/29/1996       13929.63           13374.69           13299.86         12785.15
 3/31/1996       14183.76           13583.63           13526.36         13056.66
 4/30/1996       14811.15           14026.17           13951.50         13436.26
 5/31/1996       14858.80           14010.46           13923.08         13189.01
 6/30/1996       14962.04           14138.11           14016.76         13263.24
 7/31/1996       14245.65           13661.24           13526.82         12875.59
 8/31/1996       14676.11           13839.41           13703.74         12903.80
 9/30/1996       14944.13           14148.79           14014.80         13246.60
10/31/1996       14887.28           14092.60           13967.29         13111.05
11/30/1996       15682.44           14755.50           14604.36         13632.71
12/31/1996       15792.20           14887.24           14681.29         13457.34
 1/31/1997       16295.24           14906.44           14617.37         12986.37
 2/28/1997       16377.70           15175.53           14829.75         13198.78
 3/31/1997       16402.44           15255.93           14880.99         13246.57
 4/30/1997       16509.65           15322.34           14932.58         13316.86
 5/31/1997       17342.55           16186.29           15820.25         14183.44
 6/30/1997       18224.94           16963.60           16574.96         14965.62
 7/31/1997       18806.48           17508.24           17075.08         15207.73
 8/31/1997       17801.43           16245.90           15856.95         14071.95
 9/30/1997       18976.83           17288.53           16900.68         14860.24
10/31/1997       17665.15           15976.20           15647.12         13718.01
11/30/1997       17085.96           15842.15           15536.61         13578.17
12/31/1997       17220.01           15966.24           15700.90         13696.60
 1/31/1998       17220.01           16352.41           16109.73         14323.00
 2/28/1998       18348.32           17390.50           17169.57         15242.04
 3/31/1998       19485.57           18334.93           18063.65         15711.37
 4/30/1998       19942.26           18616.72           18325.12         15835.73
 5/31/1998       19646.76           18653.73           18368.71         15758.87
 6/30/1998       19207.97           18490.62           18246.76         15878.17
 7/31/1998       19114.34           18774.29           18505.11         16039.15
 8/31/1998       15879.18           16073.58           15902.65         14052.07
 9/30/1998       15322.99           15573.28           15361.80         13621.26
10/31/1998       16741.27           16718.40           16496.79         15041.15
11/30/1998       17223.30           17555.82           17330.07         15811.73
12/31/1998       17900.00           17987.83           17864.72         16435.49
 1/31/1999       18150.28           18096.95           18021.68         16386.96
 2/28/1999       17501.39           17631.42           17540.07         15996.42
 3/31/1999       17881.46           18218.26           18112.76         16664.14
 4/30/1999       18845.52           19067.39           18934.02         17339.35
 5/31/1999       18344.95           18358.86           18156.68         16446.39
 6/30/1999       19058.72           19229.48           19061.30         17087.59
 7/31/1999       19741.45           19658.93           19529.96         17595.49
 8/31/1999       19948.66           19814.23           19708.96         17659.75
 9/30/1999       19948.66           19877.86           19778.87         17837.50
10/31/1999       20118.20           20571.59           20539.88         18505.62
11/30/1999       21267.27           22080.40           22074.81         19148.59
12/31/1999       23027.73           24793.29           24765.77         20867.21
 1/31/2000       22124.30           23342.05           23310.32         19541.33
 2/29/2000       23008.09           24882.35           24769.83         20067.38
 3/31/2000       23607.11           24946.47           24883.77         20845.27
 4/30/2000       22458.18           23364.10           23282.04         19748.33
 5/31/2000       21878.80           22722.13           22539.27         19266.00
 6/30/2000       22958.99           23774.13           23512.12         20019.46
 7/31/2000       22181.14           23003.54           22715.21         19180.15
 8/31/2000       22522.39           23392.29           23070.83         19346.64
 9/30/2000       21353.87           22029.50           21778.07         18404.62
10/31/2000       20474.90           21281.43           21020.15         17969.87
11/30/2000       19637.29           20383.03           20165.44         17295.99
12/31/2000       20536.94           21144.13           20938.89         17910.75
 1/31/2001       20878.19           21268.67           21027.60         17901.51
 2/28/2001       19399.45           19776.29           19502.68         16559.48
 3/31/2001       18003.43           18385.87           18046.09         15455.61
 4/30/2001       19389.11           19504.13           19217.28         16529.65
 5/31/2001       18851.38           19031.66           18700.98         15946.25
 6/30/2001       18179.23           18494.14           18049.52         15294.12
 7/31/2001       18065.48           18013.40           17584.57         15015.85
 8/31/2001       17910.37           17652.18           17164.62         14635.32
 9/30/2001       16038.67           15728.88           15305.03         13152.96
10/31/2001       16462.65           16154.90           15701.07         13489.83
11/30/2001       17114.12           16758.08           16304.83         13987.10
12/31/2001       17543.53           17056.99           16541.19         14070.21
 1/31/2002       16937.14           16368.54           15844.20         13322.59
 2/28/2002       17250.79           16597.97           15968.99         13416.04
 3/31/2002       18191.74           17475.95           16808.57         14206.89
 4/30/2002       18254.47           17598.55           16903.87         14235.46
 5/31/2002       18432.21           17850.16           17096.62         14415.84
 6/30/2002       17846.73           17145.57           16441.83         13842.00
 7/31/2002       16038.01           15433.86           14791.73         12475.52
 8/31/2002       16132.10           15446.17           14752.57         12447.20
 9/30/2002       14929.78           13782.63           13170.31         11110.45
10/31/2002       15818.45           14497.96           13815.67         11707.59
11/30/2002       16111.19           15184.33           14419.78         12238.94
12/31/2002       15818.45           14698.43           13933.63         11827.41
 1/31/2003       15149.33           14160.11           13377.27         11333.65
 2/28/2003       14783.41           13740.83           13055.21         11073.54
 3/31/2003       14647.49           13404.32           12783.58         10855.97
 4/30/2003       16048.46           14731.38           13964.39         11919.98
 5/31/2003       17016.04           15677.63           14807.62         12642.24

                                  [END CHART]

                 DATA FROM 5/31/93 THROUGH 5/31/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund to the following benchmarks:

                 o The Lipper International Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

                 o The Lipper International Funds Average, an average performance level of all international funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Morgan Stanley Capital International Europe, Australia and Far East (MSCI-EAFE) Index, an unmanaged index that reflects the movements of stock markets in Europe, Australia, and the Far East by representing a broad selection of domestically listed companies within each market.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

DAVID R. MANNHEIM                             MARCUS L. SMITH
         MFS Investment Management                   MFS Investment Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA International Fund had a total return of -7.68% for the year ended May 31, 2003. This compares to an average return of -13.62% for the Lipper International Funds category and a -12.30% return for the Morgan Stanley Capital International Europe, Australia and Far East (MSCI-EAFE) Index.

                   [LOGO OF LIPPER LEADER]         [LOGO OF LIPPER LEADER]
                         TOTAL RETURN                 CONSISTENT RETURN

                 Lipper named the Fund a Lipper Leader for total return and consistent return within the Lipper International Funds category for the three-year period ending May 31, 2003.

                 REFER TO PAGE 7 FOR THE LIPPER AVERAGE AND MSCI-EAFE INDEX DEFINITIONS.

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF MAY 31, 2003. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MAY 31, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA INTERNATIONAL FUND IN LIPPER'S INTERNATIONAL FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 617 FUNDS, FOR 5 YEARS AMONG 461 FUNDS, AND FOR 10 YEARS AMONG 101 FUNDS FOR TOTAL RETURN; FOR 3 YEARS AMONG 581 FUNDS, FOR 5 YEARS AMONG 431 FUNDS, AND FOR 10 YEARS AMONG 63 FUNDS FOR CONSISTENT RETURN. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM.
                 LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                            * * * *
                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                 RATING(TM) OF 4 STARS IN THE FOREIGN STOCK FUNDS CATEGORY (683
                     FUNDS IN CATEGORY) FOR THE PERIOD ENDING MAY 31, 2003.

WHAT LED TO THE FUND'S STRONG PERFORMANCE RELATIVE TO ITS PEER GROUP?

                 Stock selection was key to the Fund's performance. In the financial sector, QBE Insurance Group Ltd. (Australia) and UBS AG (Switzerland) performed well. QBE has a strong management team and attractive valuation when compared to other global insurance companies, and UBS continues to be priced attractively relative to its long-term growth prospects. Several media stocks also performed well, in part because of improved advertising spending in the United States and expectations for a better advertising spending environment in Europe. These included Granada plc (U.K.), Societe Television Francaise 1 (France), and News Corp. Ltd. (Australia). Stock selection in technology also contributed to performance.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA INTERNATIONAL FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF FOREIGN STOCK FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 5/31/03: 683 FUNDS IN THE LAST THREE YEARS, 525 FUNDS IN THE LAST FIVE YEARS, AND 108 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE FOREIGN STOCK FUNDS, THE USAA INTERNATIONAL FUND RECEIVED A MORNINGSTAR RATING OF 4 STARS FOR EACH OF THE THREE-, FIVE-, AND 10-YEAR PERIODS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-19.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT POSITIONS DETRACTED FROM PERFORMANCE?

                 An overweight position in basic materials hurt performance as the sector lagged, and our stock selections within materials also underperformed. While we have reduced exposure to several of these companies in favor of potentially more attractive opportunities elsewhere, we intend to continue to maintain exposure to the sector through several industrial gas companies that we believe are poised to build earnings faster than those of the overall market.

WHERE ARE YOU IDENTIFYING OPPORTUNITIES AS WE MOVE INTO THE NEW REPORTING YEAR?

                 We have added selected retailers to the portfolio, including Hennes & Mauritz (Sweden), a fast growing apparel retailer that is poised to continue to grow over the next several years, and Esprit Holdings Ltd. (Hong Kong), which has demonstrated good growth in Germany despite the weak economy there. We have also added Kingfisher plc (U.K.), which owns home improvement stores in the United Kingdom and Europe that are benefiting from an increased interest in home improvement. Other new investments include France Telecom S.A., which should benefit from restructuring, and Singapore Telecommunications Ltd., which has a good regulatory environment and strong growth prospects.

                 It's important to note that we do not expect future earnings growth to match the pace of the late 1990s. Our investment process enables us to find companies with good growth prospects despite anemic global economic growth. We intend to continue to use the volatility in global stock markets as a buying opportunity, investing in companies with compelling long-term fundamentals. We thank you, the Fund's shareholders, for the confidence you've placed in us.

                 HENNES & MAURITZ WAS PURCHASED AFTER MAY 31, 2003.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------------------------
                            TOP 10 INDUSTRIES
                            (% of Net Assets)
------------------------------------------------------------------------

Pharmaceuticals                                                    11.8%

Diversified Banks                                                   6.6%

Integrated Telecommunication Svcs.                                  6.4%

Broadcasting & Cable TV                                             4.9%

Automobile Manufacturers                                            4.7%

Property & Casualty Insurance                                       4.5%

Packaged Foods & Meat                                               4.0%

Oil & Gas Exploration & Production                                  3.9%

Publishing                                                          3.6%

Industrial Gases                                                    3.5%
------------------------------------------------------------------------

------------------------------------------------------------------------
                         TOP 10 EQUITY HOLDINGS
                            (% of Net Assets)
------------------------------------------------------------------------

Reed Elsevier N.V.                                                  3.7%

L'Air Liquide S.A.                                                  3.5%

Reckitt Benckiser plc                                               2.8%

BOC Group plc                                                       2.7%

Novartis AG                                                         2.7%

Syngenta AG                                                         2.7%

Vodafone Group plc                                                  2.7%

QBE Insurance Group Ltd.                                            2.6%

Carrefour S.A.                                                      2.5%

Unilever N.V. ADR                                                   2.5%
------------------------------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-19.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                      ASSET ALLOCATION
                           5/31/03

               [PIE CHART OF ASSET ALLOCATION]

United Kingdom                                         24.9%
France                                                 17.5%
Other*                                                 13.8%
Japan                                                  13.4%
Switzerland                                            11.9%
Netherlands                                             7.5%
Canada                                                  4.8%
Spain                                                   4.3%
Australia                                               3.7%

                       [END PIE CHART]

  * INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO, REPURCHASE AGREEMENTS, AND MONEY MARKET INSTRUMENTS.

  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

  FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES
  15-19.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INTERNATIONAL FUND

                 The following federal tax information related to the Fund's fiscal year ended May 31, 2003, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2004.

                 The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year by the Fund are $7,849,000 and $921,000, respectively.

14

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

USAA INTERNATIONAL FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA International Fund (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2002, and the financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors, whose report dated July 5, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA International Fund at May 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                     /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 11, 2003

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERNATIONAL FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              STOCKS (96.7%)

              AUSTRALIA (3.7%)
  515,668     News Corp. Ltd.                                   $  3,907
1,538,729     QBE Insurance Group Ltd.                             9,008
                                                                --------
                                                                  12,915
                                                                --------

              AUSTRIA (0.8%)
   31,500     Erste Bank der oesterreichischen Sparkassen AG       2,668
                                                                --------

              CANADA (4.8%)
  307,970     BCE, Inc.                                            6,770
   52,694     Canadian National Railway Co.                        2,659
   95,680     Canadian Natural Resources Ltd.                      3,714
   98,920     Encana Corp.                                         3,616
                                                                --------
                                                                  16,759
                                                                --------

              FRANCE (17.5%)
   83,942     Aventis S.A.                                         4,382
  110,190     Bouygues S.A.                                        2,937
   83,680     Cap Gemini S.A. *                                    2,907
  192,510     Carrefour S.A.                                       8,621
  203,200     France Telecom S.A.                                  5,022
   79,740     L'Air Liquide S.A.                                  12,175
  113,820     Sanofi-Synthelabo S.A.                               7,277
   64,821     Schneider Electric S.A.                              2,964
   98,894     Societe Television Francaise 1                       2,924
   27,200     Total S.A.                                           3,983
  102,833     Total S.A. ADR                                       7,563
                                                                --------
                                                                  60,755
                                                                --------

              GERMANY (1.6%)
  157,650     Bayerische Motoren Werke AG                          5,446
                                                                --------

              HONG KONG (0.5%)
  892,000     Esprit Holdings Ltd.                                 1,893
                                                                --------

              IRELAND (0.7%)
  208,580     Irish Life & Permanent plc                           2,576
                                                                --------

              ITALY (0.9%)
  768,080     Snam Rete Gas S.p.A.                                 2,973
                                                                --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              JAPAN (13.4%)
  570,000     Brother Industries Ltd.                           $  3,745
  190,000     Canon, Inc.                                          7,951
  437,000     Chugai Pharmaceutical Co. Ltd.                       4,926
  223,000     Credit Saison Co. Ltd.                               3,919
      591     Fuji Television Network, Inc.                        1,855
  167,000     Honda Motor Co. Ltd.                                 6,024
  596,200     Nissan Motor Co. Ltd.                                4,705
   76,000     Ono Pharmaceutical Co. Ltd.                          2,322
  394,000     Shiseido Co. Ltd.                                    4,280
  121,600     Takeda Chemical Industries Ltd.                      4,773
  202,000     Tokyo Broadcasting System Ltd.                       2,134
                                                                --------
                                                                  46,634
                                                                --------

              MEXICO (0.7%)
  124,600     America Movil S.A. de C.V. ADR "L"                   2,275
                                                                --------

              NETHERLANDS (7.5%)
1,062,580     Reed Elsevier N.V.                                  12,687
  212,080     STMicroelectronics N.V.                              4,802
  147,440     Unilever N.V. ADR                                    8,620
                                                                --------
                                                                  26,109
                                                                --------

              NORWAY (0.6%)
  177,000     DNB Holdings ASA                                       963
   24,300     Gjensidige NOR ASA                                     944
                                                                --------
                                                                   1,907
                                                                --------

              SINGAPORE (2.9%)
  753,000     DBS Group Holdings Ltd.                              4,254
    9,607     Haw Par Corp. Ltd.                                      21
4,036,000     Singapore Telecommunications Ltd.                    3,444
  380,000     United Overseas Bank Ltd.                            2,432
                                                                --------
                                                                  10,151
                                                                --------

              SPAIN (4.3%)
   48,580     Gas Natural SDG S.A.                                   990
  390,440     Iberdrola S.A.                                       6,825
  603,911     Telefonica S.A. *                                    6,784
   10,443     Telefonica S.A. ADR *                                  356
                                                                --------
                                                                  14,955
                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              SWITZERLAND (11.9%)
   25,638     Nestle S.A.                                       $  5,374
  243,200     Novartis AG                                          9,532
   18,000     Straumann AG                                         1,645
  186,622     Syngenta AG                                          9,528
   10,430     Synthes-Stratec, Inc.                                7,127
  150,705     UBS AG                                               8,122
                                                                --------
                                                                  41,328
                                                                --------

              UNITED KINGDOM (24.9%)
  127,800     ACE Ltd.                                             4,665
   94,400     AstraZeneca Group plc                                3,827
  731,130     BOC Group plc                                        9,217
  857,778     BP plc                                               5,878
  425,520     British Sky Broadcasting Group plc *                 4,625
  140,670     Capital Radio plc                                    1,124
  762,640     Diageo plc                                           8,189
  183,780     GlaxoSmithKline plc                                  3,630
    5,700     GlaxoSmithKline plc ADR                                228
3,735,490     Granada plc                                          5,419
1,075,300     Kingfisher plc                                       4,508
  334,580     Next plc                                             5,293
  495,060     Reckitt Benckiser plc                                9,649
  282,170     Royal Bank Scotland Group plc                        7,332
4,267,650     Vodafone Group plc                                   9,270
  375,400     William Hill plc                                     1,661
   23,620     XL Capital Ltd. "A"                                  2,056
                                                                --------
                                                                  86,571
                                                                --------
              Total stocks (cost: $311,091)                      335,915
                                                                --------

PRINCIPAL
   AMOUNT
    (000)
---------
              REPURCHASE AGREEMENT (1.2%)

   $4,000     CS First Boston LLC, 1.32%, acquired 5/30/2003
                and due 6/02/2003 at $4,000 (collateralized
                by a $4,025 U.S. Treasury Note, due 5/15/2006;
                market value of $4,078) (b,c) (cost: $4,000)       4,000
                                                                --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.9%)

              MONEY MARKET FUNDS (0.9%)
1,017,368     AIM Short-Term Investment Co., 1.25% (a,b)        $  1,018
2,207,252     Merrill Lynch Premier Institutional Fund,
                 1.23% (a,b)                                       2,207
                                                                --------
              Total money market funds (cost: $3,225)              3,225
                                                                --------

PRINCIPAL
   AMOUNT
    (000)
---------
              OTHER (3.0%)
  $10,487     Fannie Mae Discount Note, 1.20%, 6/02/2003
                (cost: $10,487)                                   10,487
                                                                --------
              Total money market instruments (cost: $13,712)      13,712
                                                                --------

              TOTAL INVESTMENTS (COST: $328,803)                $353,627
                                                                ========

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

                                                                            % OF
PORTFOLIO SUMMARY BY CONCENTRATION                                    NET ASSETS
--------------------------------------------------------------------------------
Pharmaceuticals                                                            11.8%
Diversified Banks                                                           6.6
Integrated Telecommunication Services                                       6.4
Broadcasting & Cable TV                                                     4.9
Automobile Manufacturers                                                    4.7
Property & Casualty Insurance                                               4.5
U.S. Government*                                                            4.2
Packaged Foods & Meat                                                       4.0
Oil & Gas Exploration & Production                                          3.9
Publishing                                                                  3.6
Industrial Gases                                                            3.5
Wireless Telecommunication Services                                         3.3
Integrated Oil & Gas                                                        3.2
Household Products                                                          2.8
Diversified Chemicals                                                       2.7
Specialty Chemicals                                                         2.7
Food Retail                                                                 2.5
Distillers & Vintners                                                       2.4
Electronic Equipment Manufacturers                                          2.3
Apparel Retail                                                              2.1
Other Diversified Financial Services                                        2.1
Electric Utilities                                                          2.0
Health Care Equipment                                                       2.0
Movies & Entertainment                                                      1.4
Semiconductors                                                              1.4
Home Improvement Retail                                                     1.3
Personal Products                                                           1.2
Office Electronics                                                          1.1
Other                                                                       7.2
                                                                          -----
Total                                                                     101.8%
                                                                          =====

* INCLUDES REPURCHASE AGREEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERNATIONAL FUND
MAY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Rate represents the money market fund annualized seven-day yield at May 31, 2003.

          (b) Investment was purchased with the cash collateral proceeds received from securities loaned.

          (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

          *   Non-income-producing security for the year ended May 31, 2003.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERNATIONAL FUND
MAY 31, 2003

ASSETS

   Investments in securities, at market value (including securities
     on loan of $7,095) (identified cost of $328,803)                           $353,627
   Cash                                                                              610
   Cash denominated in foreign currencies (identified cost of $56)                    56
   Receivables:
      Capital shares sold                                                            227
      Dividends and interest                                                       1,771
      Other                                                                           16
                                                                                --------
         Total assets                                                            356,307
                                                                                --------

LIABILITIES

   Payable upon return of securities loaned                                        7,225
   Securities purchased                                                              987
   Unrealized depreciation on foreign currency contracts held, at value                5
   Capital shares redeemed                                                           135
   USAA Investment Management Company                                                241
   USAA Transfer Agency Company                                                       63
   Accounts payable and accrued expenses                                             108
                                                                                --------
         Total liabilities                                                         8,764
                                                                                --------
            Net assets applicable to capital shares outstanding                 $347,543
                                                                                ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                              $329,934
   Accumulated undistributed net investment income                                 2,211
   Accumulated net realized loss on investments                                   (9,507)
   Net unrealized appreciation of investments                                     24,824
   Net unrealized appreciation on foreign currency translations                       81
                                                                                --------
            Net assets applicable to capital shares outstanding                 $347,543
                                                                                ========
   Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                 21,526
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  16.15
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERNATIONAL FUND
YEAR ENDED MAY 31, 2003

NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $921)     $  6,925
      Interest                                                   143
      Fee from securities loaned                                  67
                                                            --------
         Total income                                          7,135
                                                            --------
   Expenses:
      Management fees                                          2,579
      Administrative and servicing fees                          485
      Transfer agent's fees                                      865
      Custodian's fees                                           330
      Postage                                                     80
      Shareholder reporting fees                                 131
      Trustees' fees                                               8
      Registration fees                                           35
      Professional fees                                           68
      Other                                                        7
                                                            --------
         Total expenses                                        4,588
      Expenses paid indirectly                                   (23)
                                                            --------
         Net expenses                                          4,565
                                                            --------
            Net investment income                              2,570
                                                            --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                              7,960
      Foreign currency transactions                             (260)
   Change in net unrealized appreciation/depreciation of:
      Investments                                            (39,257)
      Foreign currency translations                               25
                                                            --------
           Net realized and unrealized loss                  (31,532)
                                                            --------
Decrease in net assets resulting from operations            $(28,962)
                                                            ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERNATIONAL FUND
YEARS ENDED MAY 31,

                                                                 2003         2002
                                                            ----------------------
FROM OPERATIONS

   Net investment income                                    $   2,570    $   2,937
   Net realized gain (loss) on investments                      7,960       (3,946)
   Net realized loss on foreign currency transactions            (260)        (181)
   Change in net unrealized appreciation/depreciation of:
      Investments                                             (39,257)      (9,372)
      Foreign currency translations                                25          147
                                                            ----------------------
      Decrease in net assets resulting from operations        (28,962)     (10,415)
                                                            ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                       (2,667)      (3,952)
                                                            ----------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                  180,895      139,341
   Reinvested dividends                                         2,536        3,716
   Cost of shares redeemed                                   (186,718)    (165,467)
                                                            ----------------------
      Decrease in net assets from capital
         share transactions                                    (3,287)     (22,410)
                                                            ----------------------
   Net decrease in net assets                                 (34,916)     (36,777)

NET ASSETS

   Beginning of period                                        382,459      419,236
                                                            ----------------------
   End of period                                            $ 347,543    $ 382,459
                                                            ======================

Accumulated undistributed net investment income:
   End of period                                            $   2,211    $   2,568
                                                            ======================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                 12,111        8,241
   Shares issued for dividends reinvested                         169          227
   Shares redeemed                                            (12,443)      (9,778)
                                                            ----------------------
      Decrease in shares outstanding                             (163)      (1,310)
                                                            ======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERNATIONAL FUND
MAY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA International Fund (the
          Fund). The Fund's primary investment objective is capital appreciation with current income as a secondary objective.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                 2. Over-the-counter securities are generally priced using the
                    Nasdaq Official Closing Price (NOCP) or, if not available, the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, under valuation procedures approved by the Trust's Board of Trustees.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                 2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $23,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

          Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended May 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

          During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment income by $260,000, and decrease accumulated net realized loss on investments by $260,000. This reclassification has no effect on net assets.

          The tax character of distributions paid during the years ended May 31, 2003 and 2002, was as follows:


                                                     2003                 2002
                                              --------------------------------
          Ordinary income*                     $2,667,000         $  3,952,000

          * INCLUDES DISTRIBUTION OF SHORT-TERM REALIZED CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

          As of May 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

          Undistributed ordinary income                           $  2,279,000

          Accumulated capital and other losses                     (7,794,000)

          Unrealized appreciation of investments                    23,038,000

          Unrealized appreciation on foreign currency translations      86,000


          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had a current post-October deferred currency loss of $72,000 and capital loss carryovers of $7,723,000 for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire in 2010. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2003, were $469,679,000 and $473,894,000, respectively.

          The cost of securities at May 31, 2003, for federal income tax purposes, was $330,589,000.

          Gross unrealized appreciation and depreciation of investments as of May 31, 2003, for federal income tax purposes, were $38,861,000 and $13,823,000, respectively, resulting in net unrealized appreciation of $23,038,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

          At May 31, 2003, the terms of open foreign currency contracts were as follows (in thousands):

                                       FOREIGN CURRENCY CONTRACTS TO BUY
-----------------------------------------------------------------------------------------------------------
                                        U.S. DOLLAR
EXCHANGE          CONTRACTS TO          VALUE AS OF       IN EXCHANGE      UNREALIZED         UNREALIZED
  DATE              RECEIVE               5/31/03       FOR U.S. DOLLAR   APPRECIATION       DEPRECIATION
-----------------------------------------------------------------------------------------------------------
06/02/03              111                   $131             $132              $ -                $(1)
                 Euro Currency
06/02/03             3,695                   552              556                -                 (4)
                 Norwegian Krone
06/03/03              44                      52               52                -                  -
                  Euro Currency
06/03/03              533                     80               80                -                  -
                 Norwegian Krone
06/04/03              55                      65               65                -                  -
                  Euro Currency
06/04/03              717                    107              107                -                  -
                 Norwegian Krone
-----------------------------------------------------------------------------------------------------------
                                            $987             $992              $ -                $(5)
-----------------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2003, the Fund loaned securities having a fair market value of approximately $7,095,000 and received cash collateral of $7,225,000

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

          for the loans. The cash collateral was invested in securities, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper International Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended May 31, 2003, the performance period consisted of the previous 22-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

                 (in the case of underperformance) the base fee, as referenced in the following chart:

        OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
        RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
        -----------------------------------------------------------------------
        +/- 1.00% to 4.00%              +/- 0.04%

        +/- 4.01% to 7.00%              +/- 0.05%

        +/- 7.01% and greater           +/- 0.06%

        (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

                 For the year ended May 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $2,579,000, which included a performance adjustment of $153,000.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended
                 May 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $485,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2003, the Fund

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

                 incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $865,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

          The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED MAY 31,
                                              -------------------------------------------------------------------------
                                                  2003           2002               2001           2000            1999
                                              -------------------------------------------------------------------------
Net asset value at beginning of period        $  17.63       $  18.23           $  22.28       $  19.79        $  21.94
                                              -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                           .11            .14                .16            .11             .21
   Net realized and unrealized gain (loss)       (1.46)          (.56)             (3.01)          3.70           (1.62)
                                              -------------------------------------------------------------------------
Total from investment operations                 (1.35)          (.42)             (2.85)          3.81           (1.41)
                                              -------------------------------------------------------------------------
Less distributions:
   From net investment income                     (.13)          (.18)              (.11)          (.18)           (.19)
   From realized capital gains                       -              -              (1.09)         (1.14)           (.55)
                                              -------------------------------------------------------------------------
Total distributions                               (.13)          (.18)             (1.20)         (1.32)           (.74)
                                              -------------------------------------------------------------------------
Net asset value at end of period              $  16.15       $  17.63           $  18.23       $  22.28        $  19.79
                                              =========================================================================
Total return (%)*                                (7.63)         (2.22)            (13.84)         19.26           (6.63)
Net assets at end of period (000)             $347,543       $382,459           $419,236       $533,305        $499,882
Ratio of expenses to
   average net assets (%)**                       1.42(a)        1.32(a)            1.14(a)        1.11            1.12
Ratio of net investment income to
   average net assets (%)**                        .79            .78                .84            .73             .98
Portfolio turnover (%)                          148.14          35.63              32.75          39.75           37.69

  *  Assumes reinvestment of all dividend income and realized capital gain distributions during the period. Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.
 **  For the year ended May 31, 2003, average net assets were $323,511,000.
(a)  Reflects total expenses excluding any fee-offset arrangements, which decreased these ratios as follows:
                                                  (.01%)            -                  -            N/A             N/A

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2003

(11) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

          On May 29, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on July 11, 1988. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

36

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

          The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
          70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

          Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

          If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

          * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS, AND THE TRUST WILL BE IDENTIFIED AS THE COMPANY.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

          ROBERT G. DAVIS (2)
          Director and Chairman of the Board of Directors
          Born: November 1946
          Year of Election or Appointment: 1996

          Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

          CHRISTOPHER W. CLAUS (2)
          Director, President, and Vice Chairman of the Board of Directors
          Born: December 1960
          Year of Election or Appointment: 2001

          President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

          BARBARA B. DREEBEN (3,4,5,6)
          Director
          Born: June 1945
          Year of Election or Appointment: 1994

          President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          ROBERT L. MASON, PH.D. (3,4,5,6)
          Director
          Born: July 1946
          Year of Election or Appointment: 1997

          Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          MICHAEL F. REIMHERR (3,4,5,6)
          Director
          Born: August 1945
          Year of Election or Appointment: 2000

          President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

          LAURA T. STARKS, PH.D. (3,4,5,6)
          Director
          Born: February 1950
          Year of Election or Appointment: 2000

          Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          RICHARD A. ZUCKER (2,3,4,5,6)
          Director
          Born: July 1943
          Year of Election or Appointment: 1992

          Vice President, Beldon Roofing and Remodeling (7/85-present).
          Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

          (2) MEMBER OF EXECUTIVE COMMITTEE

          (3) MEMBER OF AUDIT COMMITTEE

          (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

          (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

          (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

          CLIFFORD A. GLADSON
          Vice President
          Born: November 1950
          Year of Appointment: 2002

          Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          STUART WESTER
          Vice President
          Born: June 1947
          Year of Appointment: 2002

          Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99).
          Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          MARK S. HOWARD
          Secretary
          Born: October 1963
          Year of Appointment: 2002

          Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

          EILEEN M. SMILEY
          Assistant Secretary
          Born: November 1959
          Year of Appointment: 2003

          Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

          Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

          DAVID M. HOLMES
          Treasurer
          Born: June 1960
          Year of Appointment: 2001

          Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

          ROBERTO GALINDO, JR.
          Assistant Treasurer
          Born: November 1960
          Year of Appointment: 2000

          Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

          (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

42

 N O T E S
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

                                                                              43

 N O T E S
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                TRUSTEES      Robert G. Davis, CHAIRMAN OF THE BOARD
                              Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

    INDEPENDENT AUDITORS      Ernst & Young LLP
                              100 West Houston St., Suite 1900
                              San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      1-800-531-8181, in San Antonio 456-7200
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions
                              1-800-531-8448, in San Antonio 456-7202

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      1-800-531-8066, in San Antonio 498-8066

             MUTUAL FUND      (from touch-tone phones only)
       USAA TOUCHLINE(R)      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                   Paper
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                                     INSURANCE o MEMBER SERVICES

23409-0703                                 (C)2003, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

Item not required because Registrant's fiscal year ended May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item not yet required because Registrant's fiscal year ended on May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.